Long-term debt - Schedule of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current portion of non-current borrowings, by type [abstract]
Total long-term debt	$ 396.0	$ 394.9
Senior unsecured notes - due July 15, 2027
Non-current portion of non-current borrowings, by type [abstract]
Total long-term debt	396.0	394.9
Credit Facility
Non-current portion of non-current borrowings, by type [abstract]
Total long-term debt	$ 0.0	$ 0.0